Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Loss (in 000s)(6)
2024	$3,300,762	$2,359,244	$1,577,033	$1,206,775	$52	$(32,005)
2023	3,219,321	5,866,582	1,454,720	2,068,455	55	(19,916)
2022	696,809	115,272	492,252	257,664	17	(18,491)

Named Executive Officers, Footnote [Text Block]

(1)	Marvin Slosman served as our Chief Executive Officer for the entirety of 2024, 2023 and 2022. The Non-PEO NEOs for 2023 were Craig Shore and Shane Gleason .. The Non-PEO NEOs for 2022 were Craig Shore and Andrea Tommasoli.

PEO Total Compensation Amount	$ 3,300,762	$ 3,219,321	$ 696,809
PEO Actually Paid Compensation Amount	$ 2,359,244	5,866,582	115,272
Adjustment To PEO Compensation, Footnote [Text Block]

(3)	The dollar amounts reported below represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs (as an average) as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs and Non-PEO NEOs during the applicable fiscal year. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and no dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. The following table details the applicable adjustments that were made to the determine “compensation actually paid” (all amounts are averages for Non-PEO NEOs).

	PEO		Non-PEO NEO Average
	2024	2023	2024	2023
Summary Compensation Table Total	$3,300,762	$3,219,321	$1,577,033	$1,454,720
- Grant date fair value of awards granted during the covered fiscal year	(2,336,239)	(2,375,490)	(989,327)	(927,312)
+ Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year	1,888,014	3,789,300	801,004	1,446,802
+/- Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(230,631)	986,502	(87,457)	30,696
+/- Change in fair value as of the vesting date (from the end of the prior fiscal year) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(262,662)	246,949	(94,478)	63,550
Compensation Actually Paid	$2,359,244	$5,866,582	$1,206,775	$2,068,455

Non-PEO NEO Average Total Compensation Amount	$ 1,577,033	1,454,720	492,252
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,206,775	2,068,455	257,664
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)	The dollar amounts reported herein represent the average of the amounts of total compensation reported for our Non-PEO NEOs as a group for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

Compensation Actually Paid and Company TSR

Compensation Actually Paid and Company TSR

During fiscal 2022 2023 and 2024, compensation actually paid to our PEO increased from $115,272 in fiscal 2022 to $5,866,582 in fiscal 2023 and decreased to $2,359,244 in fiscal 2024. Average compensation actually paid to our Non-PEO NEOs increased from $257,664 in fiscal 2022 to $2,068,455 in fiscal 2023 and decreased to $1,206,647 in fiscal 2024. Over the same period, the value of an investment of $100 in our common stock on the last trading day of 2021 decreased by $42 to $17 during fiscal 2022, increased by $38 to $55 during fiscal 2023 and decreased by $3 to $52 during fiscal 2024 for a total decrease over fiscal 2022, 2023 and 2024 of $7.

Compensation Actually Paid and Net Loss

Compensation Actually Paid and Net Loss

During fiscal 2022, 2023 and 2024, compensation actually paid to our PEO increased from $115,272 in fiscal 2022 to $5,866,582 in fiscal 2023 and decreased to $2,359,244 in fiscal 2024. Average compensation actually paid to our Non-PEO NEOs increased from $257,664 in fiscal 2022 to $2,068,455 in fiscal 2023 and decreased to $1,206,775 in fiscal 2024. Over the same period, our net loss increased by $1,425,000 during fiscal 2023 (from a net loss in fiscal 2022 of $18,491,000 to a net loss in fiscal 2023 of $19,916,000) and increased by $12,089,000 during fiscal 2024 (from a net loss in fiscal 2023 of $19,916,000 to a net loss in fiscal 2024 of $32,005,000).

Total Shareholder Return Amount	$ 52	55	17
Net Income (Loss) Attributable to Parent	$ (32,005)	$ (19,916)	$ (18,491)
PEO Name	Marvin Slosman	Marvin Slosman	Marvin Slosman
PEO [Member] | Grant Date Fair Value of Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,336,239)	$ (2,375,490)
PEO [Member] | Fair Value of End of Covered Fiscal Year of All Awards Granted During Covered Fiscal Year Outstanding and Unvested End of Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,888,014	3,789,300
PEO [Member] | Change in Fair Value of End of Covered Fiscal Year (From End of Prior Fiscal Year) of Any Awards Granted in Any Prior Fiscal Year Outstanding and Unvested of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(230,631)	986,502
PEO [Member] | Change In Fair Value Vesting Date (From End of Prior Fiscal Year) of Any Awards Granted in Any Prior Fiscal Year For Which All Applicable Vesting Conditions Were Satisfied End of Or During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(262,662)	246,949
Non-PEO NEO [Member] | Grant Date Fair Value of Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(989,327)	(927,312)
Non-PEO NEO [Member] | Fair Value of End of Covered Fiscal Year of All Awards Granted During Covered Fiscal Year Outstanding and Unvested End of Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	801,004	1,446,802
Non-PEO NEO [Member] | Change in Fair Value of End of Covered Fiscal Year (From End of Prior Fiscal Year) of Any Awards Granted in Any Prior Fiscal Year Outstanding and Unvested of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(87,457)	30,696
Non-PEO NEO [Member] | Change In Fair Value Vesting Date (From End of Prior Fiscal Year) of Any Awards Granted in Any Prior Fiscal Year For Which All Applicable Vesting Conditions Were Satisfied End of Or During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (94,478)	$ 63,550